UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 6th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns              Denver, Colorado     July __, 2010

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss Inc.
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-01666               Eagle Asset Management, Inc.
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     26
Form 13F Information Table Value Total:     $518,125

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    22130    87981 SH       DEFINED 01            87981        0        0
  ALLSTATE CORP                  COM              020002101    10993   382644 SH       DEFINED 01           382644        0        0
  BANK OF AMERICA CORP.          COM              060505104    19256  1340000 SH       DEFINED 01          1340000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702    15966   200350 SH       DEFINED 01           200350        0        0
  CISCO SYSTEMS INC              COM              17275R102    17264   810113 SH       DEFINED 01           810113        0        0
  DELL, INC.                     COM              24702R101    20906  1733502 SH       DEFINED 01          1733502        0        0
  EL PASO CORP                   COM              28336L109    14139  1272680 SH       DEFINED 01          1272680        0        0
  GENL ELECTRIC                  COM              369604103    20211  1401620 SH       DEFINED 01          1401620        0        0
  GOOGLE INCORPORATED            COM              38259P508    22336    50200 SH       DEFINED 01            50200        0        0
  HALLIBURTON CO                 COM              406216101    11627   473618 SH       DEFINED 01           473618        0        0
  INTEL CORP                     COM              458140100    16922   870000 SH       DEFINED 01           870000        0        0
  INVESCO LTD                    COM              G491BT108    16073   955000 SH       DEFINED 01           955000        0        0
  JOHNSON & JOHNS                COM              478160104    11691   197957 SH       DEFINED 01           197957        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    19671   537301 SH       DEFINED 01           537301        0        0
  MEDTRONIC                      COM              585055106    14410   397304 SH       DEFINED 01           397304        0        0
  METLIFE INC                    COM              59156R108    34472   912930 SH       DEFINED 01           912930        0        0
  MERCK & CO                     COM              58933Y105    26933   770186 SH       DEFINED 01           770186        0        0
  MICROSOFT CORP                 COM              594918104    26050  1132135 SH       DEFINED 01          1132135        0        0
  NRG ENERGY INC                 COM              629377508    26668  1257326 SH       DEFINED 01          1257326        0        0
  PFIZER INC                     COM              717081103    22924  1607547 SH       DEFINED 01          1607547        0        0
  QUALCOMM                       COM              747525103    28242   860000 SH       DEFINED 01           860000        0        0
  STATE STREET CORP              COM              857477103    11747   347353 SH       DEFINED 01           347353        0        0
  TEXAS INSTRUMENTS INC          COM              882508104    15830   680000 SH       DEFINED 01           680000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    20376   717457 SH       DEFINED 01           717457        0        0
  WAL-MART STORES                COM              931142103    22201   461839 SH       DEFINED 01           461839        0        0
  EXXON MOBIL COR                COM              30231G102    29087   509664 SH       DEFINED 01           509664        0        0

S REPORT SUMMARY             26     DATA RECORDS          518125                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED